Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about executive compensation and the Company’s performance for the fiscal years listed below. The compensation information presented in this table is calculated in accordance with SEC rules and related guidance; it may be different from the compensation information presented in the Compensation Discussion and Analysis section of this proxy statement and does not represent amounts actually earned or realized by our NEOs. For more information about how we align executive compensation with the Company’s performance, see the Compensation Discussion and Analysis section of this proxy statement.
Pay Versus Performance Table

	Summary Compensation Table Total(1)		Compensation Actually Paid(1)(2)				Value of Initial Fixed $100 Investment Based on:
Year	PEO Al Kelly ($)	PEO Ryan McInerney ($)	PEO Al Kelly ($)	PEO Ryan McInerney ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net Income(5) ($) (M)	EPS – PS Adjusted(6) ($)
2025	—	31,560,660	—	55,819,305	14,546,017	27,037,841	176.94	245.77	20,058	11.37
2024	—	25,999,293	—	37,464,375	13,545,507	21,219,922	141.51	203.54	19,743	9.98
2023	29,722,432	22,604,568	52,828,948	37,908,528	15,438,306	22,986,618	117.24	146.42	17,273	8.66
2022	28,103,602	—	19,999,309	—	14,336,181	11,163,702	89.99	131.04	14,957	7.48
2021	30,944,838	—	49,033,170	—	14,676,296	22,427,602	112.05	159.13	12,311	5.90

Company Selected Measure Name			EPS - PS adjusted
Named Executive Officers, Footnote			Mr. McInerney was appointed as the Company’s Chief Executive Officer (i.e., principal executive officer or PEO) effective February 1, 2023, succeeding Mr. Kelly. For 2025, the Company’s non-PEO NEOs were Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For 2024, the Company’s non-PEO NEOs were Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, Mr. Fabara, and Mr. Kelly. For 2023, the Company’s non-PEO NEOs were Vasant Prabhu, Mr. Suh, Mr. Taneja, Ms. Mahon Tullier, and Mr. Fabara. For 2022 and 2021, the Company’s non-PEO NEOs were Mr. Prabhu, Mr. McInerney, Mr. Taneja, and Ms. Mahon Tullier.
Peer Group Issuers, Footnote			The peer group for this purpose is the S&P 500 Financials Index used for purposes of Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P 500 Financials Index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The amounts reported for Mr. Kelly and Mr. McInerney represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. McInerney’s total compensation for 2025 to determine the compensation actually paid. Please refer to the Pay Versus Performance section in our proxy statement filed December 9, 2024 for a description of the adjustments for 2024 and the Pay Versus Performance section in our proxy statement filed December 7, 2023 for a description of the adjustments for 2023, 2022, and 2021.

PEO
2025 ($)
Summary Compensation Table Total	31,560,660
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Fiscal Year 2025 (SCT)	(20,632)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(18,723,306)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(5,687,509)
Total Deductions from SCT	(24,431,447)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	6,761,821
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	11,048,135
Increase for Fair Value as of vesting date of awards granted and vested during the year	–
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	30,880,136
Total Adjustments	48,690,092
Compensation Actually Paid (SCT minus deductions plus total adjustments)	55,819,305

Non-PEO NEO Average Total Compensation Amount			$ 14,546,017	$ 13,545,507	$ 15,438,306	$ 14,336,181	$ 14,676,296
Non-PEO NEO Average Compensation Actually Paid Amount			$ 27,037,841	21,219,922	22,986,618	11,163,702	22,427,602
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO or PEOs for each year), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for 2025 to determine the compensation actually paid. Please refer to the Pay Versus Performance section in our proxy statement filed December 9, 2024 for a description of the adjustments for 2024 and the Pay Versus Performance section in our proxy statement filed December 7, 2023, for a description of the adjustments for 2023, 2022, and 2021.

NEO Averages
2025 ($)
Summary Compensation Table Total	14,546,017
Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(2,578)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(8,969,543)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	(2,187,494)
Total Deductions from SCT	(11,159,615)
Increase for Service Cost and Prior Service Cost for Pension Plans	–
Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year	3,045,811
Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	6,172,980
Increase for Fair Value as of vesting date of awards granted and vested during the year	–
Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end	14,432,648
Total Adjustments	23,651,439
Compensation Actually Paid (SCT minus deductions plus total adjustments)	27,037,841

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Total Shareholder Return

PEO (Ryan Mclnerney) Compensation Actually Paid	PEO (Alfred Kelly) Compensation Actually Paid
Non-PEO NEOs Average Compensation Actually Paid	Visa Total Shareholder Return
Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income (M)

PEO (Ryan McInerney) Compensation Actually Paid	PEO (Alfred Kelly) Compensation Actually Paid
Non-PEO NEOs Average Compensation Actually Paid	Net Income (M)

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. EPS - PS Adjusted

PEO (Ryan McInerney) Compensation Actually Paid	PEO (Alfred Kelly) Compensation Actually Paid
Non-PEO NEOs Average Compensation Actually Paid	EPS - PS Adjusted

Tabular List, Table
Financial Performance Measures
Performance share awards represent the largest component of our annual executive compensation program, with vesting determined based on EPS and relative TSR performance. In addition, as described under Compensation Discussion and Analysis – Annual Incentive Plan, our annual incentive scorecard design incentivizes our NEOs to focus on various performance goals that are critical to our corporate strategy, by promoting financial performance goals along with other priorities that are vital to the Company’s long-term success. This annual incentive plan design takes a holistic approach to the goal-setting process and does not apply specific weighting to the corporate performance goals in the annual incentive scorecard; the Compensation Committee carefully considers each goal in its overall evaluation of corporate performance.
Below, in an unranked order, are the most important financial performance measures used to link executive compensation actually paid to the NEOs to company performance for the fiscal year ended September 30, 2025:

EPS – PS adjusted	Net Income Growth – VIP adjusted	Net Revenue Growth – VIP adjusted

Relative TSR	EPS Growth – VIP adjusted

Total Shareholder Return Amount							112.05	$ 89.99	$ 117.24	$ 141.51	$ 176.94
Peer Group Total Shareholder Return Amount							159.13	$ 131.04	$ 146.42	$ 203.54	$ 245.77
Net Income (Loss)			$ 20,058,000,000	$ 19,743,000,000	$ 17,273,000,000	$ 14,957,000,000	$ 12,311,000,000
Company Selected Measure Amount			11.37	9.98	8.66	7.48	5.90
PEO Name	Kelly	McInerney	McInerney	McInerney		Kelly	Kelly
Measure:: 1
Pay vs Performance Disclosure
Name			EPS – PS adjusted
Non-GAAP Measure Description			Similar to the determination for our fiscal years ended September 30, 2023 and September 30, 2024, we determined EPS, as adjusted for purposes of performance share awards (EPS - PS adjusted), to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs for our fiscal year ended September 30, 2025. See the Compensation Discussion and Analysis – Performance Shares – EPS Goals section of this proxy statement for a description of adjustments from GAAP EPS for purposes of performance share awards granted to the NEOs. EPS – PS adjusted may not have been the most important financial performance measure for 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income Growth – VIP adjusted
Measure:: 3
Pay vs Performance Disclosure
Name			Net Revenue Growth – VIP adjusted
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name			EPS Growth – VIP adjusted
Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 29,722,432	$ 28,103,602	$ 30,944,838
PEO Actually Paid Compensation Amount			0	0	52,828,948	19,999,309	49,033,170
Mclnerney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			31,560,660	25,999,293	22,604,568	0	0
PEO Actually Paid Compensation Amount			55,819,305	$ 37,464,375	$ 37,908,528	$ 0	$ 0
PEO | Mclnerney [Member] | Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for FY 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,632)
PEO | Mclnerney [Member] | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,723,306)
PEO | Mclnerney [Member] | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,687,509)
PEO | Mclnerney [Member] | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,431,447)
PEO | Mclnerney [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mclnerney [Member] | Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,761,821
PEO | Mclnerney [Member] | Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,048,135
PEO | Mclnerney [Member] | Increase for Fair Value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mclnerney [Member] | Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,880,136
PEO | Mclnerney [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,690,092
Non-PEO NEO | Deduction for change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the Summary Compensation Table for FY 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,578)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” Column in the SCT Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,969,543)
Non-PEO NEO | Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,187,494)
Non-PEO NEO | Total Deductions from SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,159,615)
Non-PEO NEO | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Increase for change in Fair Value from prior year end to vesting date of awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,045,811
Non-PEO NEO | Increase for change in Fair Value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,172,980
Non-PEO NEO | Increase for Fair Value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Increase for Fair Value of awards as of year end granted during year that remain outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,432,648
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 23,651,439